GENERAL - Identifiable net assets of Gesher (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 25, 2023 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) Options	Jun. 30, 2024 shares
Disclosure of detailed information about biological assets [line items]
Shares issued to Gesher shareholders		1,195,671	0
IFRS 2 Listing expenses (A+B-C)	$ 46,717	$ 46,717
Gesher
Disclosure of detailed information about biological assets [line items]
Shares issued to Gesher shareholders | shares	4,287,156
Opening price of the Company's share on Nasdaq as of January 25, 2023 ($) | $ / shares	$ 10.23
(A) Fair value of the Company's shares issued to Gesher shareholders	$ 43,858
Opening price of the Company's warrants on Nasdaq as of January 25, 2023 ($) | $ / shares	$ 0.74
(B) Fair value of the Company's warrants issued to Gesher shareholders	$ 9,012
Gesher's cash in trust	8,127
Gesher's liabilities	(1,974)
(C) Net assets of Gesher	6,153
IFRS 2 Listing expenses (A+B-C)	$ 46,717
Gesher | Warrants liability
Disclosure of detailed information about biological assets [line items]
Shares issued to Gesher shareholders | shares	12,250,000